As filed with the Securities and Exchange Commission on June 5, 2018

1933 Act Registration No. 333-138592

1940 Act Registration No. 811-21979

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 58	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 59	☒

Nuveen Investment Trust V

(Exact Name of Registrant as Specified in Declaration of Trust)

333 West Wacker Drive, Chicago, Illinois	60606
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, Including Area Code: (312) 917-7700

Christopher M. Rohrbacher Vice President and Secretary 333 West Wacker Drive Chicago, IL 60606 (Name and Address of Agent for Service)	Copies to: Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, Illinois 60603

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness.

Title of Securities Being Registered: Shares of beneficial interest.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)

☒	on July 5, 2018 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 58

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 56, as it relates to Nuveen Gresham Managed Futures Strategy Fund, a series of the Registrant (the “Fund”), until July 5, 2018. Parts A and B of the Registrant’s Post-Effective Amendment No. 56 under the Securities Act of 1933 as it relates to the Fund, filed on March 23, 2018, are incorporated by reference herein.

Part C—Other Information

Signatures

Exhibit Index

Exhibits

PART C—OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Declaration of Trust of Registrant.(1)

(a)(2)	Amended Establishment and Designation of Classes, dated November 16, 2016.(10)

(a)(3)	Amended and Restated Designation of Series, dated March 12, 2018.(13)

(b)	By-Laws of Registrant, amended and restated as of November 18, 2009.(5)

(c)	Not applicable.

(d)(1)	Management Agreement between Registrant and Nuveen Fund Advisors, LLC dated October 1, 2014.(7)

(d)(2)	Amended Schedules A and B of Management Agreement between Registrant and Nuveen Fund Advisors, LLC, dated September 9, 2016.(9)

(d)(3)	Renewal and Amendment of Investment Management Agreement between Registrant and Nuveen Fund Advisors, LLC, dated July 24, 2017.(12)

(d)(4)	Investment Sub-Advisory Agreement between Nuveen Fund Advisors, LLC and Gresham Investment Management, LLC.(14)

(e)(1)	Distribution Agreement between Registrant and Nuveen Securities, LLC (f/k/a Nuveen Investments, LLC), dated December 15, 2006.(2)

(e)(2)	Form of Dealer Distribution, Shareholder Servicing and Fee-Based Program Agreement.(3)

(e)(3)	Form of Nuveen Funds Rule 22c-2 Agreement, dated October 16, 2006.(4)

(e)(4)	Renewal of Distribution Agreement between Registrant and Nuveen Securities, LLC (f/k/a Nuveen Investments, LLC), dated August 4, 2017.(12)

(f)	Not applicable.

(g)(1)	Amended and Restated Master Custodian Agreement between the Nuveen Funds and State Street Bank and Trust Company, dated July 15, 2015.(8)

(g)(2)	Appendix A to Custodian Agreement, updated as of March 20, 2018.(13)

(h)(1)	Transfer Agency and Service Agreement between the Nuveen Mutual Funds and Boston Financial Data Services, Inc., n/k/a DST Asset Manager Solutions, Inc., dated May 11, 2012.(6)

(h)(2)	Amendment to Transfer Agency and Service Agreement, dated May 1, 2017.(11)

(h)(3)	Amendment and Schedule A to Transfer Agency and Service Agreement, effective as of March 15, 2018.(13)

(i)(1)	Opinion and Consent of Morgan, Lewis & Bockius LLP.(14)

(i)(2)	Opinion and Consent of Chapman and Cutler LLP.(14)

(j)	Not applicable.

(k)	Not applicable.

(l)	Subscription Agreement between Registrant and Nuveen Fund Advisors, Inc. (f/k/a Nuveen Asset Management), dated December 11, 2006.(2)

(m)	Amended and Restated Plan of Distribution and Service Pursuant to Rule 12b-1, effective January 26, 2017.(11)

(n)	Multiple Class Plan Adopted Pursuant to Rule 18f-3, as amended January 26, 2017.(11)

(o)	Not applicable.

(p)(1)	Code of Ethics, as amended July 1, 2017.(11)

(p)(2)	Code of Ethics for the Independent Trustees of the Nuveen Funds, as amended May 10, 2017.(12)

(z)	Original Powers of Attorney of Messrs. Evans, Hunter, Moschner, Nelson, Schneider, Toth and Young and Mss. Cook, Stockdale, Stone and Wolff, dated April 10, 2018.(13)

(1)	Incorporated by reference to the initial registration statement filed on November 9, 2006 on Form N-1A for Registrant.
(2)	Incorporated by reference to the post-effective amendment no. 1 filed on February 2, 2007 on Form N-1A for Registrant.
(3)	Incorporated by reference to the post-effective amendment no. 2 filed on July 2, 2007 on Form N-1A for Registrant.
(4)	Incorporated by reference to the post-effective amendment no. 7 filed on April 30, 2009 on Form N-1A for Registrant.
(5)	Incorporated by reference to the post-effective amendment no. 14 filed on January 18, 2011 on Form N-1A for Registrant.
(6)	Incorporated by reference to the post-effective amendment no. 21 filed on July 30, 2012 on Form N-1A for Registrant.
(7)	Incorporated by reference to the post-effective amendment no. 30 filed on January 28, 2015 on Form N-1A for Registrant.
(8)	Incorporated by reference to the post-effective amendment no. 32 filed on January 28, 2016 on Form N-1A for Registrant.
(9)	Incorporated by reference to the post-effective amendment no. 41 filed on September 26, 2016 on Form N-1A for Registrant.
(10)	Incorporated by reference to the post-effective amendment no. 44 filed on January 27, 2017 on Form N-1A for Registrant.
(11)	Incorporated by reference to the post-effective amendment no. 46 filed on July 21, 2017 on Form N-1A for Registrant.
(12)	Incorporated by reference to the post-effective amendment no. 47 filed on September 29, 2017 on Form N-1A for Registrant.
(13)	Filed herewith.
(14)	To be filed by amendment.

Item 29. Persons Controlled by or under Common Control with the Fund

Not applicable.

Item 30. Indemnification

Section 4 of Article XII of Registrant’s Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

(i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

(ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

(a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a “Disinterested Trustee” is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by the Mutual Fund Professional Liability policy in the aggregate amount of $70,000,000 against liability and expenses of claims of wrongful acts arising out of their position with the Registrant and other Nuveen funds, except for matters that involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of the Registrant or where he or she had reasonable cause to believe this conduct was unlawful). The policy has a $1,000,000 deductible for operational failures and $1,000,000 deductible for all other claims.

Insofar as the indemnification for liabilities arising under the Securities Act of 1933, as amended, (the “1933 Act”) may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

(a) Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”) (formerly known as Nuveen Fund Advisors, Inc. and Nuveen Asset Management) manages the Registrant and serves as investment adviser or manager to other open-end and closed-end management investment companies. The principal business address for all of these investment companies and the persons named below is 333 West Wacker Drive, Chicago, Illinois 60606.

A description of any business, profession, vocation or employment of a substantial nature in which the directors and officers of Nuveen Fund Advisors who serve as officers or trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Management” in the Statement of Additional Information. Such information for the remaining senior officers of Nuveen Fund Advisors appears below:

Name and Position with Nuveen Fund Advisors	Other Business, Profession, Vocation or Employment During Past Two Years
Michelle Beck, Executive Vice President	Executive Vice President (since 2017), formerly, Managing Director of Nuveen Alternative Investments, LLC; Chief Risk Officer (since June 2017), formerly, Senior Managing Director, Chief Risk Officer (since 2016) of Teachers Advisors, LLC; Executive Vice President (since 2017) of Nuveen Services, LLC and TIAA-CREF Investment Management, LLC; Chief Risk Officer and Senior Managing Director (since 2016) of Nuveen Alternatives Advisors LLC; Chief Risk Officer (since 2017) of Nuveen, LLC; Managing Director, Head of Risk Management, Nuveen Investments, Inc. (2010-2017).

Joseph T. Castro, Senior Managing Director	Senior Managing Director (since February 2017), Head of Compliance (since 2013) of Nuveen, LLC; Senior Managing Director (since 2017) of Nuveen Services, LLC.

Anthony E. Ciccarone, Executive Vice President	Executive Vice President (since 2016), formerly, Managing Director (2015-2016) of Nuveen Securities, LLC; Executive Vice President (since 2018) of Nuveen Services, LLC; formerly, Executive Vice President (2016-2017), formerly, Managing Director (2015-2016) of Nuveen Investments, Inc.

Erik Mogavero, Managing Director and Chief Compliance Officer

Formerly employed by Deutsche Bank (2013- August 2017) as Managing Director, Head of Asset Management and Wealth Management Compliance for the Americas region and Chief Compliance Officer of Deutsche Investment Management Americas.

Name and Position with Nuveen Fund Advisors	Other Business, Profession, Vocation or Employment During Past Two Years

Michael A. Perry, Executive Vice President	Executive Vice President (since 2017), formerly, Managing Director (2015-2017) of Nuveen Securities, LLC and of Nuveen Alternative Investments, LLC.

Austin P. Wachter, Managing Director and Controller	Managing Director and Controller (since 2017) (formerly, Assistant Treasurer and Assistant Controller) of Nuveen Asset Management, LLC; Controller (since 2017) of Nuveen Investments, Inc., Nuveen Alternative Investments, LLC, Nuveen Alternatives Advisors LLC, Nuveen Finance, LLC, Nuveen Services, LLC, NWQ Investment Management Company, LLC and Nuveen Investments Advisers, LLC; Controller (since April 2017) of Santa Barbara Asset Management, LLC and Winslow Capital Management, LLC; Controller (since 2014) of Nuveen, LLC; Controller (since 2016) formerly, Vice President and Funds Treasurer (2014-2016) of Teachers Advisors, LLC; Controller (since 2016), formerly, Senior Director and Funds Treasurer (2014-2016) of Teachers Insurance and Annuity Association of America.

Diane M. Whelan, Executive Vice President	Executive Vice President (since 2017) of Nuveen, LLC, TIAA-CREF Investment Management, LLC, Teachers Advisors, LLC, Nuveen Services, LLC and Teachers Insurance and Annuity Association of America; formerly, Executive Vice President (2014-2016) of Nuveen Investments, Inc.; Executive Vice President of Nuveen Securities, LLC. (2014-2016).

(b) Gresham Investment Management LLC (“Gresham”), acts as sub-investment adviser to the Registrant for Nuveen Gresham Managed Futures Strategy Fund and also serves as sub-investment adviser to other open-end funds and as a commodity trading advisor for other pooled investment vehicles and separately managed accounts. The following is a list of the executive officers of Gresham. The principal business address of each person is 257 Park Avenue South, New York, New York 10010.

Name	Positions and Offices with Gresham	Other Business, Profession, Vocation or Employment During Past Two Years
Jonathan S. Spencer	President and Chief Investment Officer	None

Douglas J. Hepworth, CFA	Executive Vice President, Chief Operating Officer and Chief Risk Officer	None

Adam I. Gehrie	Executive Vice President, General Counsel and Chief Compliance Officer	None

Item 32. Principal Underwriters

(a) Nuveen Securities, LLC (“Nuveen”) acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Managed Accounts Portfolios Trust, Nuveen Investment Trust, Nuveen Investment Trust II, Nuveen Investment Trust III, Nuveen Investment Funds, Inc., Nuveen Strategy Funds, Inc. and the Registrant.

(b)

Name and Principal Business Address	Positions and Offices with Nuveen Securities	Positions and Offices with Registrant
Margo L. Cook 333 West Wacker Drive Chicago, IL 60606	Co-Chief Executive Officer and President, Global Products and Solutions	Trustee

Carl M. Katerndahl 333 West Wacker Drive Chicago, IL 60606	Co-Chief Executive Officer	None

Anthony E. Ciccarone 333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Erin F. Donnelly 333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Michael A. Perry 333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Halina T. Mikowski 333 W. Wacker Drive Chicago, IL 60606	Vice President and Chief Financial Officer	None

Kevin J. McCarthy 333 West Wacker Drive Chicago, IL 60606	Senior Managing Director and Assistant Secretary	Vice President and Assistant Secretary

Christopher M. Rohrbacher 333 West Wacker Drive Chicago, IL 60606	Managing Director and Assistant Secretary	Vice President and Secretary

Lucas A. Satre 333 West Wacker Drive Chicago, IL 60606	Managing Director, Secretary and General Counsel	None

Gifford R. Zimmerman 333 West Wacker Drive Chicago, IL 60606	Managing Director and Assistant Secretary	Vice President and Assistant Secretary

(c) Not applicable.

Item 33. Location of Accounts and Records

Nuveen Fund Advisors, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, currently maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Fund Advisors.

DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive, Quincy, Massachusetts 02169, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Fund.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois, on the 5th day of June, 2018.

NUVEEN INVESTMENT TRUST V

BY:	/S/ CHRISTOPHER M. ROHRBACHER
Christopher M. Rohrbacher Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title			Date
/S/ STEPHEN D. FOY STEPHEN D. FOY	Vice President and Controller (principal financial and accounting officer)			June 5, 2018.

/S/ GREG A. BOTTJER GREG A. BOTTJER	Chief Administrative Officer (principal executive officer)			June 5, 2018.

WILLIAM J. SCHNEIDER*	Chairman of the Board and Trustee	ü ï ï ï ï ï ï ï ï ï ï ï ý ï ï ï ï ï ï ï ï ï ï ï ï ï ï þ	By:	/S/ CHRISTOPHER M. ROHRBACHER CHRISTOPHER M. ROHRBACHER Attorney-in-Fact June 5, 2018.
MARGO L. COOK*	Trustee
JACK B. EVANS*	Trustee
WILLIAM C. HUNTER*	Trustee
ALBIN F. MOSCHNER*	Trustee
JOHN K. NELSON*	Trustee
JUDITH M. STOCKDALE*	Trustee
CAROLE E. STONE*	Trustee
TERENCE J. TOTH*	Trustee
MARGARET L. WOLFF*	Trustee
ROBERT L. YOUNG*	Trustee

*	An original power of attorney authorizing, among others, Kevin J. McCarthy, Christopher M. Rohrbacher and Gifford R. Zimmerman to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and is being filed herewith.

EXHIBIT INDEX

Exhibit Number	Exhibit

(a)(3)	Amended and Restated Designation of Series, dated March 12, 2018.

(g)(2)	Appendix A to Custodian Agreement, updated as of March 20, 2018.

(h)(3)	Amendment and Schedule A to Transfer Agency and Service Agreement, effective as of March 15, 2018.

(z)	Original Powers of Attorney of Messrs. Evans, Hunter, Moschner, Nelson, Schneider, Toth and Young and Mss. Cook, Stockdale, Stone and Wolff, dated April 10, 2018.